Fair Value, Measurements From Brokers or Third Party Pricing Services (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financial assets
Available-for-sale, at fair value	$ 267,358	$ 257,442
Fair value asset derivatives	84,580	88,474
Financial liabilities
Fair value liability derivatives	(79,924)	(83,781)
Brokers [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	0	0
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	729	1,187
Fair value asset derivatives	0	1
Financial liabilities
Fair value liability derivatives	0	(1)
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	729	1,187
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	226	152
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	503	1,035
Brokers [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	409	601
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	409	601
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	409	601
Brokers [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member]
Financial assets
Trading assets	0	2
Available-for-sale, at fair value	32,868	19,899
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	32,868	19,899
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	32,868	19,899
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 1 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member]
Financial assets
Trading assets	5	105
Available-for-sale, at fair value	227,555	227,070
Fair value asset derivatives	224	290
Financial liabilities
Fair value liability derivatives	(221)	(292)
Other liabilities	(1)	(1)
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	227,071	226,501
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	3,382	5,905
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	48,443	42,666
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	126,525	135,997
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	48,721	41,933
Third party pricing services [Member] | Fair Value, Inputs, Level 2 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	484	569
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member]
Financial assets
Trading assets	0	0
Available-for-sale, at fair value	469	735
Fair value asset derivatives	0	0
Financial liabilities
Fair value liability derivatives	0	0
Other liabilities	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Debt securities [Member]
Financial assets
Available-for-sale, at fair value	469	735
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Securities of U.S. Treasury and federal agencies [Member]
Financial assets
Available-for-sale, at fair value	0	0
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | U.S. states and political subdivisions [Member]
Financial assets
Available-for-sale, at fair value	51	61
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Mortgage-backed securities [Member]
Financial assets
Available-for-sale, at fair value	73	133
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Other debt securities
Financial assets
Available-for-sale, at fair value	345	541
Third party pricing services [Member] | Fair Value, Inputs, Level 3 [Member] | Equity securities [Member]
Financial assets
Available-for-sale, at fair value	$ 0	$ 0